COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions
Provisions	$ 14,897,667	$ 5,267,946
Eventual commitments
Provisions
Provisions	411,663	271,445
Unused Balances of Credit Cards
Provisions
Provisions	1,456,978	1,387,991
Restructuring expenses
Provisions
Provisions	6,000,000
Other contingencies
Provisions
Provisions	$ 7,029,026	$ 3,608,510